As filed with the Securities and Exchange Commission on October 24, 2000 1933 Act Registration No. 333-22095
1940 Act Registration No. 811-8065
------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No. 8                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8                                                        [X]

                        (Check appropriate box or boxes)

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       ----------------------------------
               (exact name of Registrant as Specified in Charter)

            333 West Vine Street, Suite 206
                    Lexington,  KY                              40507
        ---------------------------------------               ----------
        (Address of Principal Executive Office)               (Zip Code)

        Registrant's Telephone Number, including Area Code: 859-254-2240

                                Charles R. Clark
                                    Chairman
                       Impact Management Investment Trust
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507
                     (Name and Address of Agent for Service)

Approximate date of proposed sale to the public: immediately upon effectiveness. It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[x]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   PROSPECTUS

                                January __, 2001

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                  Jordan 25 Fund

                               Retail Class Shares
                            Traditional Class Shares
                             Wholesale Class Shares
                           Institutional Class Shares
                                 1-800-556-5856
                                   (Toll Free)

     The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
PORTFOLIO SUMMARIES.........................................................
         Investment Objective and Principal Strategies......................
         Principal Risks....................................................
         Portfolio Expenses.................................................

FINANCIAL HIGHLIGHTS........................................................

INVESTMENT POLICIES AND RISKS...............................................
         Risk Factors.......................................................

MANAGEMENT OF THE PORTFOLIO.................................................
         Investment Adviser.................................................
         Advisory Fees......................................................
         Portfolio Manager..................................................
         Adviser's Performance Record.......................................
PRICING PORTFOLIO SHARES....................................................

HOW TO PURCHASE SHARES......................................................
         General............................................................
         Purchasing By Mail.................................................
         Purchasing by Wire.................................................

HOW TO REDEEM SHARES........................................................
         Written Requests...................................................
         Signatures.........................................................
         Telephone Redemptions..............................................
         Redemption in Kind.................................................
         Receiving Payment..................................................
         Accounts with Low Balances.........................................

DISTRIBUTION ARRANGEMENTS...................................................
         General  ..........................................................
         Plans Of Distribution..............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................
         Dividends and Distributions........................................
         Tax Consequences...................................................

                               PORTFOLIO SUMMARIES

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     The investment objective of the Jordan 25 Fund (the "Portfolio") is to provide long-term capital growth.

     The Portfolio seeks to achieve its objective by investing primarily in equity securities selected because of their potential for strong earnings growth. The Portfolio will normally hold a core group of 12 to 25 common stocks of U.S. companies. The Portfolio is non-diversified and may concentrate its investments in a particular industry or industries. There are no limitations on the size of companies in which the Portfolio may invest, and during periods when the stock market is rising, the Portfolio may invest primarily in small and mid-size U.S. companies. In addition to common stocks, the Portfolio may invest in preferred stocks and put and call options on common stocks.

     The portfolio manager will purchase stocks that exhibit the following characteristics:

     o    consistent above-average earnings growth

     o    attractive risk/reward characteristics;

     o    higher forecasted growth rates than the universe of U.S. companies;

     The portfolio manager may choose to sell a stock when:

     o it becomes overvalued relative to what the portfolio manager considers to be its future earnings potential.

     o the company's earnings decelerate as a result of its growth rate declining or its industry leadership deteriorating.

     o The portfolio manager identifies a stronger holding (which could include cash).

     o The portfolio manager discovers something negative about the company that invalidates the original reason for the purchase or detracts from the growth estimates.

     o    The trend of the stock market changes from positive to negative.

     Although providing current income is not an objective of the Portfolio, the Portfolio may earn dividend income generated by its equity holdings and/or interest income generated by its invested cash positions. During periods of adverse market conditions, the Portfolio temporarily may hold a substantial percentage of its assets in cash or money market securities, at which time it is less likely to achieve growth of capital.

PRINCIPAL RISKS

     o The Portfolio's share price will fluctuate in response to market conditions, economic conditions and financial conditions of issuers of the Portfolio's investments.

     o A relatively high percentage of the Portfolio's assets may be invested in securities of a limited number of issuers. Consequently, the Portfolio may be more sensitive to changes in the market price of its portfolio securities than a diversified fund.

     o The Portfolio may concentrate its investments in an industry, in which case portfolio companies may share common characteristics and react similarly to market developments. As a result, the Portfolio's returns could be more volatile than those of a less concentrated fund.

     o The stocks of small and mid-size companies historically have been more volatile in price than stocks of larger companies.

     o Growth-oriented investments may be more volatile than the rest of the U.S. stock market.

     o The Portfolio may invest in put and call options on stocks which can increase the volatility of the Portfolio's share price and decrease the liquidity of the Portfolio's investments.

     o As with an investment in any fund, there is risk of loss of all or part of your investment.

PORTFOLIO EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES (1)
--------------------
(paid directly from your investment)

                             RETAIL    TRADITIONAL    WHOLESALE    INSTITUTIONAL
                             CLASS        CLASS         CLASS          CLASS
                             ------    -----------    ---------    -------------

Maximum Sales Charge (Load)   None       5.75%(2)       None           None
Imposed on Purchases (as a
percentage of offering price)


ANNUAL FUND OPERATING EXPENSES
------------------------------
(expenses that are deducted from Fund assets)

                             RETAIL    TRADITIONAL    WHOLESALE    INSTITUTIONAL
                             CLASS        CLASS         CLASS          CLASS
                             ------    -----------    ---------    -------------
Management Fees (3)           1.20%       1.20%         1.20%          1.20%
Distribution (12b-1)Fees (4)  1.00%       0.25%         0.25%          None
Other Expenses (5)            0.35%       0.35%         0.35%          0.35%
                              -----       -----         -----          -----
Total Annual Fund             2.55%       1.80%         1.80%          1.55%
Operating Expenses
--------------------
(1) Brokers which have not entered into a selling dealer's agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

(2) Reduced for purchases of $50,000 or more, decreasing to zero for purchases over $1 million. See "Distribution Arrangements."

(3) Management fees may either increase or decrease from the base rate of 1.20% depending upon the effect of the performance adjustment fee. See "ADVISORY FEES" on p. __.

(4)  Long-term  shareholders  may pay more than the economic  equivalent  of the
     maximum   front-end  sales  charge  permitted  by  rules  of  the  National
     Association of Securities Dealers, Inc. See "Distribution Arrangements."

(5) "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) redemption at the end of each time period,
(3)reinvestment of all dividends and capital distribution, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                           1 Year        3 Years

Retail Class               $261          $824

Traditional Class          $749          $1,123

Wholesale Class            $185          $582

Institutional Class        $159          $501

     This example should not be considered a representation of past or future expenses or performance.

                          INVESTMENT POLICIES AND RISKS

     The Portfolio will invest its assets principally in a core group of 12 to 25 common stocks of U.S. issuers. The Portfolio is permitted to invest in companies of any size, from larger well-established companies to smaller emerging growth companies. It is anticipated that the Portfolio will be more fully invested in small and mid-size companies during favorable market periods. The Portfolio is classified as "non-diversified" because the proportion of its assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. The Portfolio may concentrate its investment in a particular industry or industries.

     The portfolio manager seeks to identify individual companies whose value and earnings potential have not been fully recognized by the market at large as reflected in its market price. Utilizing outside research, the portfolio manager's selection process includes analyzing historical and projected earnings, price/earnings relationships, industry potential, current and expected market share, competition and the quality of management. The portfolio manager then monitors these stocks in the marketplace utilizing proprietary technical analysis to verify that the stock is consistent with the fundamental understanding of the company.

PUT AND CALL OPTIONS. The Portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolio may purchase put options to hedge against a decline in the market value of securities held in the Portfolio or in an attempt to enhance return. The Portfolio may sell covered call options on the securities which it owns and covered put options which give the holder of the option the right to sell the underlying security to the Portfolio at the stated exercise price. The Portfolio may sell covered call and put options contracts on common stocks to the extent of 25% of the value of its net assets at the time such option contracts are sold.

PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the adviser believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held.

     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.

TEMPORARY INVESTMENTS. For temporary defensive purposes, when the adviser determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments. When following such a defensive strategy (which may be as long as 24 months during a major bear market period), the Portfolio will be less likely to achieve its investment objective of capital growth.

The foregoing investment policies of the Portfolio are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

RISK FACTORS

     The Portfolio is managed with a view to long-term growth with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. In addition, investment in the securities of small and mid-sized companies in which the Portfolio may invest a majority of its assets presents risks. Such companies may be more volatile than larger companies, so there may be greater risk of a decline in the stock prices of small or mid-size companies than stocks of larger companies.

     As a non-diversified fund, the Portfolio may invest a greater percentage of its assets in a single issuer and invest in fewer companies than a diversified fund. Consequently, a decline in the value of a single stock held by the Portfolio may have a greater impact on the Portfolio's share price than on the share price of a diversified fund. Because the Portfolio may concentrate its investments in an industry or industries, portfolio companies may share common characteristics and react similarly to market developments. As a result, the Portfolio's returns could be more volatile than those of a less concentrated fund.

     The prices of the growth stocks owned by the Portfolio are based on future expectations, and growth stocks often are more sensitive than value stocks to bad economic news or negative earnings reports. Growth stocks may underperform during periods when the market favors value stocks. Also, to the extent that the portfolio manager sells growth stocks before they reach their market peak, the Portfolio may miss out on opportunities for higher performance.

     While options transactions can be used effectively to further the Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Portfolio's share price, decrease the liquidity of the Portfolio and make the accurate pricing of the Portfolio's investments more difficult. If the portfolio manager invests in options at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if it is unable to liquidate its options positions because of an illiquid secondary market. The Portfolio must set aside liquid assets in a segregated account to cover its obligations relating to options transactions. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices.

                           MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER

     Equity Assets Management, Inc. ("EAM") is the Portfolio's investment adviser. Subject to the authority of the Board of Trustees, EAM manages the Portfolio's assets in accordance with the Portfolio's investment objectives and policies described above. The adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The adviser also purchases and sells securities on behalf of the Portfolio.

     EAM is a professional investment manager and a registered investment adviser. EAM's principal place of business is located at 2155 Resort Drive, Suite 108, Steamboat Springs, Colorado 80487. In addition to advising the
Portfolio, the adviser and its parent company provide investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit-sharing plans. The adviser and its parent company currently have discretionary management authority with respect to approximately $75 million in assets.

ADVISORY FEES

     Under the Portfolio's investment advisory contract, the Portfolio pays EAM a base fee which on an annual basis equals 1.20% of the Portfolio's average daily net assets, which shall be adjusted monthly depending on the Portfolio's investment performance compared to Lipper Growth Index. As a result of the performance fee adjustment, the annual advisory fee rate could be as high as 1.90%, but will not be less than 0.50%, of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the adviser may voluntarily waive some or all of its fees.

PORTFOLIO MANAGER

     The portfolio manager of the Portfolio is:

          W. Neal Jordan, President of EAM and founder and Senior Portfolio Manager of EAM's parent company, Jordan American Holdings Inc., since 1972

ADVISER'S PERFORMANCE RECORD

     Shown below is performance information for a composite of private accounts (the "Accounts")managed by W. Neal Jordan who now manages the Portfolio. The performance data for the Accounts is net of all fees and expenses. The additional expenses of the Portfolio would have lowered the performance results. The accounts are managed with the same investment objective and are subject to substantially identical investment policies and techniques as those used by the Portfolio. The results presented are not intended to predict or suggest the return to be experienced by the Portfolio or the return that an individual investor might achieve by investing in the Portfolio. The Portfolio's results may be different from the composite of Accounts because of, among other things, differences in fees and expenses and because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which if applicable, may have adversely affected the performance of the Accounts. Past performance results of the Accounts are not indicative of the Portfolio's future performance.

                            Total Return of Accounts

========================================================================================================

                                                         1 Year       3 Years      5 Years      10 Years
                                                          Ended        Ended        Ended        Ended
Average Annual Return for the Periods Specified:        Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,
                                                        ---------    ---------    ---------    ---------
                                                           2000         2000         2000         2000
                                                           ----         ----         ----         ----
The Accounts (net of (expenses).................
S&P 500 Index...................................

========================================================================================================

Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of the Accounts. Return figures are net of applicable fees and expenses (other than separate custody fees).

2. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value.

                            PRICING PORTFOLIO SHARES

     Retail Class, Wholesale Class and Institutional Class shares are sold at net asset value per share, while Traditional Class shares are sold at the offering price per share. The offering price per share consists of the net asset value per share next computed after an order is received, plus any applicable front-end sales charges. The methodology and procedures for determining net asset value are identical for each class of shares of the Portfolio, but because the distribution expenses and other costs allocable to each class varies, the net asset value for each class likewise will vary.

     Net asset value fluctuates. The net asset value for shares of the Portfolio is determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of each class of the Portfolio, including the advisory, distribution and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The offering price and net asset value of shares of each class of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             HOW TO PURCHASE SHARES

GENERAL

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. Shares are sold on days on which the Exchange is open. Retail Class, Wholesale Class and Institutional Class shares are sold without a sales charge at the net asset value next determined after receipt of a purchase order in proper form by the Portfolio's sub-transfer agent. Traditional Class shares are sold at the net asset value next determined, plus an initial maximum sales charge of up to 5.75% of the offering price (6.10% of the net amount invested), reduced for investments of $50,000 or more. See "Distribution Arrangements" below.

     The minimum initial investment for both the Retail Class and Traditional Class of the Portfolio is $1,000. The minimum initial investment in Wholesale Class shares is $10,000 and the minimum initial investment in Institutional Class shares is $250,000. Brokers that have not entered into a selling dealer's agreement with IFNI may impose their own charge on the purchase of shares. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan and
Individual Retirement Accounts ("IRAs") are not subject to the minimum investment requirement. The Portfolio reserves the right to vary the initial investment minimum and the minimum for subsequent investments at any time.

     Additional investments can be made in amounts of at least $100. No minimum applies to subsequent purchases effected through reinvestment of dividends and capital gains or for subsequent purchases through qualified retirement plans or IRAs.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check (in the amount of at least $1,000 for an initial investment or $100 for a subsequent investment) made payable to Jordan 25 Fund:
[SPECIFY SHARE CLASS] to: IMPACT MANAGEMENT PORTFOLIO c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

     Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE

     To purchase shares by wire, contact Impact Administrative Services, Inc. ("IASI"), the Portfolio's transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to Jordan 25
Fund: [SPECIFY SHARE CLASS] c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:

                              The Fifth Third Bank
                              ABA # 042000314
                              Jordan 25 Fund:
                              Credit Account #728-62611
                              Account Name (your name)
                              Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

                              HOW TO REDEEM SHARES

     The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS

     Shares may be redeemed by sending a written request to IASI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.

SIGNATURES

     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with IASI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing IASI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to IASI at the address on the back of this prospectus.

Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and IASI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and IASI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     Impact Management Investment Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $1,000 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $1,000 solely because of a decline in the Portfolio's net asset value.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

     The Portfolio offers four classes of shares: Retail Class, Traditional Class, Wholesale Class and Institutional Class. The four classes represent interests in the same portfolio of investments of the Portfolio, generally have the same rights and are identical in all respects, except for differing 12b-1 fees (none for Institutional Class), minimum investment requirements, and sales charges (imposed on Traditional Class only). Each class has exclusive voting rights with respect to its 12b-1 plan.

                                                     Traditional Class
                                                     -----------------
                                           Total Sales Charge as a Percentage of
                                           -------------------------------------
Investment Amount                          Offering Price    Net Amount Invested
-----------------                          --------------    -------------------
Under $50,000                                   5.75%               6.10%
$50,000, but less than $100,000                 4.50%               4.71%
$100,000, but less than $250,000                3.50%               3.63%
$250,000, but less than $500,000                2.50%               2.56%
$500,000, but less than $1,000,000              2.00%               2.04%
$1,000,000 or more                               0%                   0%

See "Distribution of Shares" in the Portfolio's Statement of Additional Information for more information about the purchase of Traditional Class shares.

PLANS OF DISTRIBUTION

     The Portfolio has adopted separate plans of distribution ("Plans") pursuant to Rule 12b-1 for the Retail Class shares, Traditional Class shares and Wholesale Class shares of the Portfolio under the Investment Company Act of 1940, as amended. Pursuant to each Plan, the Portfolio may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the shares of the Retail, Traditional and Wholesale Classes of the Portfolio ("distribution expense") and servicing their shareholders by providing personal services and/or maintaining shareholder accounts ("service fees"). With respect to Retail Class shares, the Portfolio reimburses IFNI and others for distribution expenses and service fees at an annual rate of up to 1.00% (0.25% of which is a service fee) payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to the Retail Class shares. With respect to Traditional Class shares, the Portfolio reimburses IFNI and others for distribution expenses at an annual rate of up to 0.25%, payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to Traditional Class shares. With respect to Wholesale Class shares, the Portfolio reimburses IFNI and others for distribution expenses at an annual rate of up to 0.25%, payable on a monthly basis, of the Portfolio's aggregate average net assets attributable to Wholesale Class shares. Since 12b-1 fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     The Portfolio intends to qualify for treatment as a regulated investment company so that it will not be subject to federal income tax. If it fails to qualify for such treatment, it is required to pay such taxes.

     Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax adviser to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                       IMPACT MANAGEMENT INVESTMENT TRUST

Jordan 25 Fund
333 West Vine Street, Suite 206
Lexington, KY 40507

Investment Adviser
Equity Assets Management, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Distributor
IMPACT Financial Network, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Administrator, Transfer Agent and Dividend Disbursing Agent
IMPACT Administrative Services, Inc.
333 West Vine Street, Suite 206
Lexington, KY 40507

Custodian
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103-7098

     This prospectus contains the information you should read and know before you invest in shares of the Portfolio. Please read this prospectus carefully and keep it for future reference. The Portfolio has filed a Statement of Additional Information with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about the Portfolio by contacting Impact Administrative Services, Inc., the Portfolio's administrator, by calling toll-free 1-800-556-5856.

     Information about the Portfolio (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The Public Reference Room's hours of operation may be obtained by calling 1-800-SEC-0330. Reports and other information about the Portfolio are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

SEC File No. 811-8065

                                   PROSPECTUS

                                January ___, 2001

                       IMPACT MANAGEMENT INVESTMENT TRUST

                             JORDAN 25 VARIABLE FUND
                        SCHNEIDER LARGE CAP VARIABLE FUND

Shares of the portfolios are offered only to insurance company separate accounts funding variable life insurance policies and variable annuity contracts. The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                -----------------

PORTFOLIO SUMMARIES

     Investment Objectives and Strategies

     Principal Risks

     Portfolio Expenses

INVESTMENT POLICIES AND RISKS

     Risk Factors

MANAGEMENT OF THE PORTFOLIO

     Investment Advisers

     Portfolio Managers

     Advisory Fees

     Advisers' Performance Records

PRICING PORTFOLIO SHARES

HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTION PLANS

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions

     Tax Consequences

                               PORTFOLIO SUMMARIES

INVESTMENT OBJECTIVES AND STRATEGIES

JORDAN 25 VARIABLE FUND. The investment objective of the Jordan 25 Variable Fund (the "Jordan Portfolio") is to provide long-term capital growth.

     The portfolio seeks to achieve its objective by investing primarily in equity securities selected because of their potential for strong earnings growth. The portfolio will normally hold a core group of 12 to 25 common stocks of U.S. companies. The portfolio is non-diversified and may concentrate its investments in a particular industry or industries. There are no limitations on the size of companies in which the portfolio may invest, and during periods when the stock market is rising, the portfolio may invest primarily in small and mid-size U.S. companies. In addition to common stocks, the portfolio may invest in preferred stocks and put and call options on common stocks.

     The portfolio manager will purchase stocks that exhibit the following characteristics:

     o    consistent above-average earnings growth

     o    attractive risk/reward characteristics

     o    higher forecasted growth rates than the universe of U.S. companies

     The portfolio manager may choose to sell a stock when:

     o it becomes overvalued relative to what the portfolio manager considers to be its future earnings potential

     o the company's earnings decelerate as a result of its growth rate declining or its industry leadership deteriorating

     o the portfolio manager identifies a stronger holding (which could include cash)

     o the portfolio manager discovers something negative about the company that invalidates the original reason for the purchase or detracts from the growth estimates

     o    the trend of the stock market changes from positive to negative

     Although providing current income is not an objective of the portfolio, the portfolio may earn dividend income generated by its equity holdings and/or interest income generated by its invested cash positions. During periods of adverse market conditions, the Portfolio temporarily may hold a substantial percentage of its assets in cash or money market securities, at which time it is less likely to achieve growth of capital.

SCHNEIDER LARGE CAP VARIABLE FUND. The investment objective of the Schneider Large Cap Variable Fund (the "Schneider Portfolio") is to provide maximum long-term total return consistent with reasonable risk to capital. The total return on the portfolio is expected to consist of capital appreciation and income.

     The portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of companies listed in the Russell 1000(R) Index. The Russell 1000 Index companies generally are the companies from which the Portfolio selects its portfolio securities; however, equity securities may also be selected from companies outside the Russell 1000 Index if such companies have characteristics similar to those of the Russell 1000 Index companies. The Russell 1000 Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies included in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The smallest company in the Russell 1000 Index has an approximate market capitalization of $1.4 billion.

     The portfolio will invest in securities that exhibit the following characteristics:

     o    have low price-to-earnings and low price-to-book value ratios

     o    have higher dividend yields than the universe of growth stocks

     o    have lower forecasted growth rates than the universe of growth stocks

     o    are typically considered out of favor by the market

     The portfolio will sell securities when

     o a security becomes widely recognized by the professional investment community

     o a security appreciates in value to the point that it is considered to be overvalued

     o the portfolio's holdings should be rebalanced to include a more attractive stock or stocks

     o    a security's earnings potential is believed to be jeopardized

     The portfolio seeks capital appreciation through investment in value-oriented growth securities. Income may come from dividend income generated by the portfolio's equity holdings, and/or interest income generated by the portfolio's invested cash positions. During periods of adverse market conditions, the portfolio may hold a substantial percentage of its assets in cash or money market securities, thereby seeking total return through income, without regard to capital appreciation.

PRINCIPAL RISKS

     A portfolio's share price will fluctuate in response to market conditions, economic conditions and the financial conditions of the companies in which the portfolio invests. As with an investment in any fund, there is a risk of loss of all or part of your investment. In addition to these risks, the portfolios are subject to the following specific risks which are associated with their respective investment policies and strategies.

Jordan Portfolio
----------------

     o A relatively high percentage of the portfolio's assets may be invested in securities of a limited number of issuers. Consequently, the portfolio may be more sensitive to changes in the market price of its portfolio securities than a diversified fund.

     o The portfolio may concentrate its investments in an industry, in which case portfolio companies may share common characteristics and react similarly to market developments. As a result, the portfolio's returns could be more volatile than those of a less concentrated fund.

     o The stocks of small and mid-size companies historically have been more volatile in price than stocks of larger companies.

     o Growth-oriented investments may be more volatile than the rest of the U.S. stock market.

     o The portfolio may invest in put and call options on stocks which can increase the volatility of the portfolio's share price and decrease the liquidity of the portfolio's investments.

Schneider Portfolio
-------------------

     o Value investing involves risks because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered out-of-favor by the investment community because of their indeterminate growth potential.

PORTFOLIO EXPENSES

     Investors using the Jordan Portfolio or the Schneider Portfolio to fund a variable annuity contract or a variable life insurance policy will pay certain fees and expenses in connection with such portfolios, which are described in the tables below. These fees and expenses are paid out of a portfolio's assets, so their effect is included in the portfolio's share price. The tables below do not reflect any fees or charges imposed by participating insurance companies under their variable annuity contracts or variable life insurance policies. Owners of variable annuity contracts or variable life insurance policies should refer to their applicable insurance company prospectus for information on those fees and charges.

Fee Table for Jordan Portfolio
Percentage of Average Daily Net Assets

Management fees                     0.60%
Distribution (12b-1) fees           0.15%
Other expenses(1)                   0.15%
-----------------------------------------
TOTAL                               0.90%

Fee Table for Schneider Portfolio
Percentage of Average Daily Net Assets

Management fees                     0.60%
Distribution (12b-1) fees           0.15%
Other expenses(1)                   0.15%
-----------------------------------------
TOTAL                               0.90%

(1)  These expenses are based on estimated amounts for the current fiscal year.

Expense Example

     The following examples are intended to help you compare the cost of investing in the Jordan Portfolio or the Schneider Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, (3)
reinvestment of all dividends and capital distribution, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                          1 Year       3 Years

Jordan Portfolio          $92          $291

Schneider Portfolio       $92          $291

     These examples should not be considered a representation of past or future expenses or performance.

                          INVESTMENT POLICIES AND RISKS

Jordan Portfolio
----------------

     The Jordan Portfolio will invest its assets principally in a core group of 12 to 25 common stocks of U.S. issuers. The portfolio is permitted to invest in companies of any size, from larger well-established companies to smaller emerging growth companies. It is anticipated that the portfolio will be more fully invested in small and mid-size companies during favorable market periods. The portfolio is classified as "non-diversified" because the proportion of its assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. The portfolio may concentrate its investment in a particular industry or industries.

     The portfolio manager seeks to identify individual companies whose value and earnings potential have not been fully recognized by the market at large as reflected in its market price. Utilizing outside research, the portfolio manager's selection process includes analyzing historical and projected earnings, price/earnings relationships, industry potential, current and expected market share, competition and the quality of management. The portfolio manager then monitors these stocks in the marketplace utilizing proprietary technical analysis to verify that the stock is consistent with the fundamental understanding of the company.

     The portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The portfolio may purchase put options to hedge against a decline in the market value of securities held in the portfolio or in an attempt to enhance return. The portfolio may sell covered call options on the securities which it owns and covered put options which give the holder of the option the right to sell the underlying security to the portfolio at the stated exercise price. The portfolio may sell covered call and put options contracts on common stocks to the extent of 25% of the value of its net assets at the time such option contracts are sold.

SCHNEIDER PORTFOLIO
-------------------

     The Schneider Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of the Russell 1000(R) Index (the "Index"). The Index is composed of the 1,000 largest stocks with a less-than-average growth orientation in the Russell 3000 Index, a market value weighted index of the 3,000 largest U.S. publicly traded companies.

     Securities in the Index tend to exhibit low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates than the universe of growth stocks. It is anticipated that the portfolio will be more fully invested during favorable market periods and may reduce its investment in equity securities during unfavorable market periods.

     In pursuing a "value" investment strategy, the portfolio primarily invests in stocks with low prices in relation to their attractive earnings prospects. The adviser selects securities for the Portfolio using a fundamental method of analysis. Sources of information used in researching and selecting stocks include annual reports, prospectuses, filings with the Securities and Exchange Commission, company press releases, financial newspapers and magazines, research materials prepared by others and inspections of corporate activities. The adviser seeks to identify companies in which positive change is taking place that has not yet been fully recognized by the investing public and/or the professional investment community. Positive change can include change in management, change in the supply and demand relationships in a company's industry, forthcoming changes in response to capital expenditures necessary to expand or improve the company's business, and other changes that the adviser considers positive.

     The adviser sells securities when such securities become more widely recognized by the professional investment community, and have appreciated to the point that such securities are considered to be overvalued. A security may be sold and replaced by another security that presents greater potential for capital appreciation, and/or may be sold when upside earning potential is believed to be jeopardized.

TEMPORARY INVESTMENTS

     The Jordan Portfolio and the Schneider Portfolio are each subject to the following policy relating to temporary defensive investments.

     For temporary defensive purposes, when the adviser determines that market conditions so warrant, a portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments. When following such a defensive strategy (which for the Jordan Portfolio may be as long as 24 months during a major bear market period), a portfolio will be less likely to achieve its investment objective.

PORTFOLIO TURNOVER

     Although neither portfolio intends to invest for the purpose of seeking short-term profits, securities held will be sold whenever the adviser believes it is appropriate to do so in light of a portfolio's investment objectives, without regard to the length of time a particular security may have been held.

     The portfolios do not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve a portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from a portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for a portfolio will not exceed 100%.

     The foregoing investment policies of the portfolios are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

RISK FACTORS

Jordan Portfolio
----------------

     The Jordan Portfolio is managed with a view to long-term growth with a minimum ten-year investment horizon. The portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased.

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. In addition, investment in the securities of small and mid-sized companies in which the portfolio may invest a majority of its assets presents risks. Such companies may be more volatile than larger companies, so there may be greater risk of a decline in the stock prices of small or mid-size companies than stocks of larger companies.

     As a non-diversified fund, the portfolio may invest a greater percentage of its assets in a single issuer and invest in fewer companies than a diversified fund. Consequently, a decline in the value of a single stock held by the portfolio may have a greater impact on the portfolio's share price than on the share price of a diversified fund. Because the portfolio may concentrate its investments in an industry or industries, portfolio companies may share common characteristics and react similarly to market developments. As a result, the portfolio's returns could be more volatile than those of a less concentrated fund.

     The prices of the growth stocks owned by the portfolio are based on future expectations, and growth stocks often are more sensitive than value stocks to bad economic news or negative earnings reports. Growth stocks may underperform during periods when the market favors value stocks. Also, to the extent that the portfolio manager sells growth stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

     While options transactions can be used effectively to further the portfolio's investment objective, under certain market conditions, they can increase the volatility of the portfolio's share price, decrease the liquidity of the portfolio and make the accurate pricing of the portfolio's investments more difficult. If the portfolio manager invests in options at inappropriate times or judges market conditions incorrectly, such investments may lower the portfolio's return or result in a loss. The portfolio also could experience losses if it is unable to liquidate its options positions because of an illiquid secondary market. The portfolio must set aside liquid assets in a segregated account to cover its obligations relating to options transactions. To maintain this required cover, the portfolio may have to sell portfolio securities at disadvantageous prices.

Schneider Portfolio
-------------------

     The Schneider Portfolio is managed with a view to total return with a minimum ten-year investment horizon. The portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time.

     Value investing involves substantial risk because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered to be out-of-favor by the investment community because of their indeterminate growth potential. There is a risk that these securities may decline in value.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISERS

     Schneider Capital Management ("Schneider Capital") is the investment adviser of the Schneider Portfolio, and Equity Assets Management, Inc. ("EAM") is the investment adviser of the Jordan Portfolio. Subject to the authority of the Board of Trustees, each adviser manages a portfolio's assets in accordance with the investment objectives and policies described above. Each adviser provides on-going research, analysis, advice and judgments regarding a portfolio's investments. The advisers also purchase and sell securities on behalf of the portfolio they manage.

     EAM is a registered investment adviser located at 2155 Resort Drive, Suite 108, Steamboat Springs, Colorado 80487. In addition to advising the portfolios, EAM and its affiliates provide investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit-sharing plans. EAM and its affiliates together have discretionary management authority with respect to approximately $75 million in assets.

     Schneider Capital, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is a registered investment adviser founded in 1996. Schneider Capital provides discretionary investment management services primarily to institutional clients. Arnold C. Schneider, III, founder, President and Chief Investment Officer of Schneider Capital has over 17 years of investment management experience (see "Portfolio Manager" below). Mr. Schneider directs day-to-day investment activities for a number of Schneider Capital financial products, including SCM Small Cap Value Fund, approximating $1 billion in assets.

PORTFOLIO MANAGERS

The portfolio manager of the Jordan Portfolio is:

     W. Neal Jordan, President of EAM and founder and Senior Portfolio Manager of JAHI since its inception in 1972. Mr. Jordan continues to serve as Senior Portfolio Manager of JAHI and also serves as Chief Investment Officer.

The portfolio manager of the Schneider Portfolio is:

     Arnold C. Schneider, III, CFA, founder, President and CIO of Schneider Capital Management since its inception in 1996. Mr. Schneider is also a Portfolio Manager with Schneider Capital. From 1982 through 1996, Mr. Schneider was employed with Wellington Management Company (1983-1991 as a securities analyst; 1991 to 1996 as Senior Vice President and portfolio manager). Mr. Schneider was made a partner at Wellington in 1991. Mr. Schneider managed the Compass Equity Income Fund from 1993-1995 and the Mentor Income Growth Fund from 1993-1996.

ADVISORY FEES

     Under an investment advisory contract between Schneider Capital and the Trust, the Schneider Portfolio pays Schneider Capital an advisory fee which on an annual basis equals 0.60% of the portfolio's average daily net assets. Pursuant to a separate investment advisory contract between EAM and the Trust, the Jordan Portfolio pays EAM an advisory fee which on an annual basis equals 0.60% of the portfolio's average daily net assets.

ADVISERS' PERFORMANCE RECORDS

     Shown below is performance information for a composite of private accounts (the "Accounts")managed by W. Neal Jordan who manages the Jordan Portfolio. The performance data for the Accounts is net of all fees and expenses. The additional expenses of the Jordan Portfolio would have lowered the performance results. The Accounts are managed with the same investment objective and are subject to substantially identical investment policies and technique as those used by the Jordan Portfolio. The results presented are not intended to predict or suggest the return to be experienced by the Jordan Portfolio or the return that an individual investor might achieve by investing in the Jordan Portfolio. The Jordan Portfolio's results may be different from the composite of Accounts because of, among other things, differences in fees and expenses and because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which if applicable, may have adversely affected the performance of the Accounts. Past performance results of the Accounts are not indicative of the Jordan Portfolio's future performance.

                            Total Return of Accounts

============================================================================================================

                                                       1 Year        3 Years        5 Years        10 Years
                                                       Ended          Ended          Ended          Ended
Average Annual Return for the Periods Specified:      12/31/00       12/31/00       12/31/00       12/31/00
                                                     ----------     ----------     ----------     ----------
The Accounts (net of expenses)..................

S&P 500 Index...................................

============================================================================================================

Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of the Accounts. Return figures are net of applicable fees and expenses (other than separate custody fees).

2. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value.

     The table below shows relevant performance data for the Schneider Large Cap Composite compared to a relevant broad-based securities market index. Schneider Large Cap Composite is a composite of private accounts that are managed by Schneider Capital with an investment objective and strategy that is similar to that of the Schneider Portfolio. The performance data are not intended to predict or suggest the return to be experienced by the Schneider Portfolio or the return you might achieve by investing in the Schneider Portfolio. You should not rely on the following performance data as an indication of future performance of the investment adviser or of Schneider Portfolio. The Schneider Portfolio's results may be different from the Schneider Large Cap Composite because of, among other things, differences in fees and expenses and because private accounts are not subject to certain limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the Composite.

     The table shows you how the Schneider Large Cap Composite performed for the period 5/31/99 to 12/31/00 and the calendar year ended 12/31/2000. The table compares the Schneider Large Cap Composite's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of stock performance. The table assumes reinvestment of dividends and distributions.

Average Annual Return                  1 Year      Period from
for the Periods Specified               Ended       5/31/99 to
                                      12/31/00       12/31/00
                                      --------       --------
Schneider Large Cap Composite
  (net of expenses)                     _____%         _____%

Russell 1000 Index                      _____%         _____%


                            PRICING PORTFOLIO SHARES

     Each portfolio ordinarily effects orders to purchase and redeem shares at the portfolio's next computed net asset value after it receives an order. Net asset value fluctuates. The net asset value for shares of each portfolio is determined by calculating the value of all securities and other assets of the portfolio, subtracting the liabilities of the portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of each class of the portfolio, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by a portfolio will be valued on an amortized cost basis by such portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The net asset value of shares of each portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                        HOW TO PURCHASE AND REDEEM SHARES

     To invest in a portfolio, please see the prospectus of the insurance company's separate account which offers variable life insurance policies and variable annuity contracts to investors. Insurance companies participating in each portfolio serve as the portfolio's designee for receiving orders of separate accounts that invest in the portfolio. Each portfolio currently offers shares only to insurance company separate accounts. The portfolios reserve the right to offer shares to pension and retirement plans that qualify for special federal income tax treatment.

     The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the portfolios. A portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

                               DISTRIBUTION PLANS

     The portfolios each have adopted separate plans of distribution ("Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Plans, a portfolio may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the shares of the portfolio ("distribution expense"). A portfolio may reimburse IFNI and others for distribution expenses and service fees at an annual rate of up to 0.25% of the portfolio's aggregate average daily net assets. Since 12b-1 fees are paid out of a portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of each portfolio is distributed at least annually. At the election of participating life insurance companies, all dividends and capital gain distributions are reinvested at the net asset value determined on the next business day after the record date.

     Dividends and distributions of a portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The tax status of your investment depends upon the features of your variable life insurance policy or variably annuity contract. For information concerning federal income tax consequences of your investments, please consult the applicable prospectus of the insurance company separate account or your tax adviser.

     Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

                       IMPACT MANAGEMENT INVESTMENT TRUST

Jordan 25 Variable Fund
Schneider Large Cap Variable Fund
333 West Vine Street, Suite 206
Lexington, KY 40507

Investment Advisers
Equity Assets Management, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Schneider Capital Management
460 East Swedesford Road
Suite 1080
Wayne, PA 19087

Administrator, Transfer Agent and Dividend Disbursing Agent
IMPACT Administrative Services, Inc.
333 West Vine Street, Suite 206
Lexington, KY 40507

Custodian
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-7098

     This prospectus is intended for use in connection with a variable life insurance policy or variable annuity contract. Please read this prospectus carefully and keep it for future reference. The portfolios have filed a Statement of Additional Information with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about the portfolios by contacting IMPACT Administrative Services, Inc., the portfolios' administrator, or by calling toll-free 1-800-556-5856.

     Information about the portfolios (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The Public Reference Room's hours of operation may be obtained by calling 1-202-942-8090. Reports and other information about the portfolios are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: pubicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

SEC File No. 811-8065

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 Jordan 25 Fund

                               Retail Class Shares
                            Traditional Class Shares
                             Wholesale Class Shares
                           Institutional Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                January __, 2001

     This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectus for Jordan 25 Fund dated January __, 2001. To receive a copy of the prospectus, call toll-free, at 1-800-556-5856. Retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----
INFORMATION ABOUT THE TRUST.................................................
INVESTMENT STRATEGIES, POLICIES AND RISKS...................................
         Restricted and Illiquid Securities.................................
         Temporary Investments..............................................
         Money Market Instruments...........................................
         U.S. Government Obligations........................................
         When-issued and Delayed Delivery Transactions......................
         Repurchase Agreements..............................................
         Options Transactions...............................................
         Securities of Other Investment Companies...........................
         Portfolio Turnover.................................................
INVESTMENT LIMITATIONS......................................................
         Investing In Real Estate...........................................
         Buying On Margin...................................................
         Selling Short......................................................
         Issuing Senior Securities And Borrowing Money......................
         Lending Cash Or Securities.........................................
         Underwriting.......................................................
         Commodities or Commodity Contracts.................................
MANAGEMENT OF THE PORTFOLIO.................................................
TRUST OWNERSHIP.............................................................
INVESTMENT ADVISORY SERVICES................................................
DISTRIBUTION OF SHARES......................................................
CODE OF ETHICS..............................................................
ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT...................................................
         Custodian..........................................................
         Independent Auditors...............................................
BROKERAGE TRANSACTIONS......................................................

SHARES OF BENEFICIAL INTEREST...............................................
         General Information................................................
         Voting Rights......................................................
         Massachusetts Partnership Law......................................
PURCHASING SHARES...........................................................
REDEEMING SHARES............................................................
TAX STATUS..................................................................
PERFORMANCE INFORMATION.....................................................
         Performance Comparisons............................................

                           INFORMATION ABOUT THE TRUST

     Jordan 25 Fund (the "Portfolio") is a non-diversified portfolio of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end management investment company. As of the date of this Statement of Additional Information, IMIT consists of four series, the Impact Total Return Portfolio, Impact Total Return Variable Portfolio, Jordan 25 Fund and Jordan 25 Variable Fund.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     RESTRICTED AND ILLIQUID SECURITIES. The Portfolio expects that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by Trustees to be liquid.

     TEMPORARY INVESTMENTS. The Portfolio may invest in the following temporary investments for defensive purposes:

Money Market Instruments
------------------------

     The Portfolio may invest in the following money market instruments:

     o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

     o prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

U.S. Government Obligations
---------------------------

     The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Federal Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis. "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

     The Portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under
"Temporary Investments." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Portfolio's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

         OPTIONS TRANSACTIONS. The Portfolio may purchase call options on securities that the adviser intends to include in the Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolio may purchase put options to hedge against a decline in the market value of securities held in the Portfolio or in an attempt to enhance return. The Portfolio may write (sell) put and covered call options on securities in which it is authorized to invest.

     Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded.

     COVER REQUIREMENTS The Portfolio will not use leverage in its options strategies. Accordingly, the Portfolio will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Portfolio's assets could impede portfolio management, or the Portfolio's ability to meet redemption requests or other current obligations.

     OPTIONS STRATEGIES. The Portfolio may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

     The Portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

     The Portfolio may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Portfolio to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

     The Portfolio may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Portfolio may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a the Portfolio purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

     The Portfolio may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Portfolio declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Portfolio will be obligated to sell the security at less than its market value.

     The Portfolio may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Portfolio will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Portfolio would expect to suffer a loss.

     OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Portfolio has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

     (1) the Portfolio will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

     (2) the Portfolio will not write options if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

     RISKS OF OPTIONS TRADING. The Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Portfolio wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Portfolio may purchase a put or a call option of the same Portfolio (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Portfolio may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Portfolio is unable to effect a closing purchase transaction with respect to options it has acquired, the Portfolio will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Portfolio may experience material losses due to losses on the option transaction itself and in the covering securities.

     In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

     (1) The value of an option position will reflect, among other things, the current market price of the underlying security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets.

     (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or unless a closing transaction is effected with respect to that position, the Portfolio will realize a loss in the amount of the premium paid and any transaction costs.

     (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.
          Although the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits;
          (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

     (4) The Portfolio's activities in the options markets may result in a higher Portfolio turnover rate and additional brokerage costs; however, the Portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

     SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, any investment by the Portfolio in shares of another investment company would involve duplication of such expenses.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believe it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective.

                             INVESTMENT LIMITATIONS

     The investment objectives of the Portfolio and certain investment limitations set forth herein are fundamental policies of the Portfolio. The Portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

     The following limitations are fundamental policies of the Portfolio.

INVESTING IN REAL ESTATE
------------------------
     The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

BUYING ON MARGIN
----------------
     The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

SELLING SHORT
-------------
     The Portfolio will not sell securities short.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
---------------------------------------------
     The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. The Portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any such borrowings are outstanding.

LENDING CASH OR SECURITIES
--------------------------
     The Portfolio may not lend any of its assets except portfolio securities; however, it is not anticipated that the Portfolio will lend its portfolio securities.

UNDERWRITING
------------
     The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

COMMODITIES OR COMMODITY CONTRACTS
----------------------------------
     The Portfolio will not purchase or sell any commodities, or commodities contracts, including futures.

     For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.

                           MANAGEMENT OF THE PORTFOLIO

     IMIT and the Portfolio are managed by a Board of Trustees. The Trustees appoint officers to the Portfolio, and oversee the management and operations of the Portfolio. Officers and Trustees are listed with their addresses, birth dates, present positions with IMIT, and principal occupations.

     Name:               Charles R. Clark*
     Birthdate:          November 16, 1959
     Address:            333 West Vine Street, Suite 206
                         Lexington, KY 40507
     Position with
     Portfolio           Chairman of the Board of Trustees
     Occupation:         Chief Market Analyst of Jordan American Holdings,  Inc.
                         and Vice  President of Equity Assets  Management,  Inc.
                         since 1993. Vice-President of IMPACT Financial Network,
                         Inc. since 1993.

     Name:               A.J. Elko*
     Birthdate:          September 4, 1963
     Address:            333 West Vine Street, Suite 206
                         Lexington, KY 40507

     Position with
     Portfolio:          President, Treasurer and Secretary
     Occupation:         Chief Operating  Officer and Chief Financial Officer of
                         Jordan  American   Holdings,   Inc.  since  1999.  Vice
                         President  of Equity  Asset  Management,  Inc.,  IMPACT
                         Financial  Network,   Inc.  and  Impact  Administrative
                         Services, Inc. since 1999. Chief Operating Manager and founder of A.J. Elko & Associates, LLC, (a tax planning and tax preparation services company) since 1995.
                         President and co-founder of Tummino Construction,  Inc.
                         (a general contractor) since 1996.

     Name:               Oleen Eagle
     Birthdate:          September 28, 1930
     Address:            3215 Chestnut Street
                         Murrysville, PA 15668
     Position with
     Portfolio:          Trustee
     Occupation:         President of Cornerstone  TeleVision  since 1987,  Vice
                         President   and   General    Manager   of   Cornerstone
                         TeleVision,  1976-1987, President and Director of Group
                         C (a for profit subsidiary of Cornerstone TeleVision) since 1991, Vice President and Director of Christian
                         Advance International (a nonprofit Christian missionary organization) since 1985.

     Name:               Gerald L. Bowyer
     Birthdate:          August 31, 1962
     Address:            820 Pine Hollow Road
                         McKees Rocks, PA 15136
     Position with
     Portfolio:          Trustee
     Occupation:         President, Allegheny Institute (a non-partisan research
                         and educational institute) since 1994; host of "Focus on the Issues," a syndicated public affairs television program originating on WPCB, Cornerstone TeleVision.

     Name:               Steven J. Fellin*
     Birth date:         April 1, 1965
     Address:            460 E. Swedesford Rd, Suite 1080
                         Wayne, PA 19087
     Position with
     Portfolio:          Trustee
     Occupation:         Vice President and Chief Financial Officer of Schneider
                         Capital Management since 1998. Assistant Vice President
                         of Schneider  Capital  Management since 1997. From July
                         1995 through  October of 1997, he was a Senior  Manager
                         of   Fund   Accounting   and   Administration   at  SEI
                         Investments.

* An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.

     Trustees who are not interested persons of IMIT or the adviser receive compensation of $500 per meeting attended. For the fiscal year ended September 30, 2000, the non-interested trustees of IMIT received the following compensation:

Independent                     Compensation                 Total Compensation
Trustee                         from IMIT                    from IMIT
-------                         ---------                    ---------
Oleen Eagle                     $2,000                       $2,000
Gerald L. Bowyer                $2,000                       $2,000

TRUST OWNERSHIP

     As of September 15, 2000, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

                          INVESTMENT ADVISORY SERVICES

     The Portfolio's adviser is Equity Assets Management, Inc. ("EAM"), a wholly-owned subsidiary of Jordan American Holdings, Inc. W. Neal Jordan is considered to be a control person of the adviser because he owns more than 25% of the voting stock of Jordan American Holdings, Inc. Mr. Jordan is the President, Senior Portfolio Manager and Chief Investment Officer of EAM, Inc. The Portfolio's principal distributor, IMPACT Financial Network, Inc., is an affiliate of EAM.

Advisory Fee
------------

     Each class of shares of the Portfolio pays its respective pro rata portion of the advisory fee which is paid monthly by the Portfolio.

     For its services, EAM is paid an annual base fee equal to 1.20% of the Portfolio's average daily net assets. Before the fee based on the asset charge is paid, it is adjusted monthly for investment performance. The adjustment will be calculated using the percentage point difference between the change in the net asset value of one Traditional Class share of the Portfolio and the change in the Lipper Growth Index ("Index"). The performance of one Traditional Class share of the Portfolio is measured by computing the percentage difference between the opening and closing net asset value of one share of the Portfolio, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions, which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The Index performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the percentage point difference in performance to help assure that the performance adjustment is attributable to EAM's management abilities rather than random fluctuations. The result is multiplied by 0.01, then multiplied by the Portfolio's average net assets for the comparison period. This product next shall be divided by the number of months in the comparison period to determine the monthly performance adjustment.

     Where the Portfolio's share performance exceeds that of the Index, the base fee will be increased by the adjustment amount determined in the preceding paragraph. Where the performance of the Index exceeds the performance of the Portfolio's Traditional Class shares, the base fee will be decreased by the amount of the performance adjustment. The maximum annual advisory fee that the Portfolio will pay will be 1.90% of average daily net assets and the minimum annual advisory fee will be 0.50% (unless the adviser voluntarily agrees to waive its fee).

     The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

DISTRIBUTION OF SHARES

     IMPACT Financial Network, Inc. ("IFNI") is the principal distributor of shares of IMIT. IFNI is located at 2155 Resort Drive, Suite 108 Steamboat Springs, CO 80487. IFNI is a Florida corporation, and is an affiliate of EAM. IFNI does not receive any fee or other compensation except as described under "Distribution Plan" below, and "Brokerage Transactions" herein.

DISTRIBUTION OF TRADITIONAL CLASS SHARES
----------------------------------------

     Traditional Class shares of the Portfolio are sold with a front-end sales charge. This sales charge is discussed in the Portfolio's prospectus.

     The amount of sales charge reallowed to dealers, as a percentage of the offering price of Traditional Class shares, is as follows:

Amount of Purchase                                   Amount Paid to Dealers
--------------------                                 ----------------------
Under $50,000                                                 5.00%
$50,000, but less than $100,000                               3.75%
$100,000, but less than $250,000                              2.75%
$250,000, but less than $500,000                              2.00%
$500,000, but less than $1,000,000                            1.60%

     A commission will be paid to authorized dealers who initiate and are responsible for purchases of $1 million or more of Traditional Class shares during the first 12 months of operation of the Traditional Class.

     IFNI will pay the dealer concession to those selected dealers who have entered into an agreement with IFNI. The dealer's concession may be changed from time to time. Further, IFNI may from time to time offer incentive compensation to dealers who sell Portfolio shares subject to sales charges, allowing such dealers to retain an additional portion of the sales charge. On some occasions, such cash or incentives will be conditioned upon the sale of a specified minimum dollar amount of the Portfolio shares during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under federal securities laws. All such sales charges are paid to the securities dealer involved in the trade, if any. No sales charge will be assessed on the reinvestment of dividends or distributions.

DISTRIBUTION PLANS
-------------------

     The Portfolio has adopted Rule 12b-1 Plans (the "Plans"), for the Retail, Traditional and Wholesale Classes of its shares. The Plans provide that IFNI, as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of the Portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of the 12b-1 fees under the Plans will be borne by the adviser without any reimbursement or payment by the Portfolio.

     The Plans also provides that to the extent that the Portfolio, the adviser, IFNI or other parties on behalf of the Portfolio, the adviser or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the applicable Plan. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rule 2830 of the National Association of Securities Dealers, Inc.

     Other expenses of distribution and marketing in excess of the maximum amounts permitted by the Plans per annum will be borne by IFNI, and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

     The Plans were approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the ("12b-1 Trustees"). The Board determined that a Plan may be of benefit to the relevant class of the Portfolio, to the shareholders of such class, and to the Trust by helping the Portfolio and its classes facilitate sales of shares to increase the assets in the Portfolio, and, therefore, to achieve economies of scale. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding applicable class of shares of the Portfolio.

     IFNI, the Portfolio's distributor has a financial interest in the operation of the Plans. Charles R. Clark, Trustee of IMIT, and Vice President of IFNI, has a direct financial interest in the operation of the Plans.

                                 CODES OF ETHICS

     IMIT, the investment adviser and distributor each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel to invest in securities, including securities that may be purchased or sold by the Portfolio, subject to preclearance by IMIT's Compliance Officer and certain other conditions.

                   ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

     IMPACT Administrative Services, Inc., ("IASI"), 333 West Vine Street, Suite 206, Lexington, Kentucky, 40507, is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the Portfolio. The fee paid to IASI for services is 0.35% of the Portfolio's average net assets.

     In addition to the above, shareholders pay the transfer agent a fee in the amount of $2.00 per closed account. Closed accounts will remain in the shareholder files until all Forms 1099 and 5498 have been sent to shareholders and reported (via magnetic media) to the Internal Revenue Service.

CUSTODIAN
---------

     The  custodian  for the  securities  and cash of IMIT and the  Portfolio is
Fifth  Third  Bank,  38  Fountain  Square  Plaza,  Cincinnati,   OH  45263.  The
custodian's fee is paid by IASI from its administrative services fee.

INDEPENDENT AUDITORS
--------------------

     Spicer, Jeffries & Co. serves as the independent auditor for the Portfolio. The auditor's fees are paid by IASI from the administrative services fee.

                             BROKERAGE TRANSACTIONS

     The adviser, when effecting the purchases and sales of portfolio securities for the account of the Portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolio or the adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The adviser may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the adviser in connection with the Portfolio. Brokerage may also be allocated to dealers in consideration of the Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the adviser, and the results of such allocations, are subject to periodic review by the Portfolio's Board of Trustees.

     It  is  anticipated   that  the  majority  of  the  Portfolio's   brokerage
transactions will be executed by IFNI, an affiliate of the adviser.

                          SHARES OF BENEFICIAL INTEREST

GENERAL INFORMATION

     IMIT is a Massachusetts business trust. IMIT's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has four series of shares. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Portfolio's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the Portfolio" means the consideration received by the Portfolio upon the issuance or sale of shares in the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds.

VOTING RIGHTS

     Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. Shares of all the portfolios of IMIT would be able to vote on the election of Trustees and in certain trust matters. Only holders of shares of a particular portfolio or share class will be able to vote on matters relating solely to that portfolio or share class.

     As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.

     Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the investment advisory agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

     In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                PURCHASING SHARES

     Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How To Purchase Shares."

                                REDEEMING SHARES

     The Portfolio redeems shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

     REDEMPTION IN KIND. IMIT has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which IMIT is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

                                   TAX STATUS

     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for this treatment, the Portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

     Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio Shares.

                             PERFORMANCE INFORMATION

     From time to time, the Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

     Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

     The average annual total return for shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

     Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                               P(1 + T)(n) = ERV

Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

     The performance of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates and market value of portfolio securities;

     o    changes in the Portfolio's expenses; and

     o    various other factors.

     The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.

To help investors evaluate how the Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     o    Standard & Poor's 500 Composite Stock Price Index

     o    Russell 1000 Growth Index

     o    Lipper Growth Index

                       IMPACT MANAGEMENT INVESTMENT TRUST

                             Jordan 25 Variable Fund
                        Schneider Large Cap Variable Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                January ___, 2001


     This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectus for Jordan 25 Variable Fund and Schneider Large Cap Variable Fund, dated January ____, 2001. To receive a copy of the prospectus, call toll-free, at 1-800-556-5856. Retain this Statement of Additional Information for future reference.

     Shares of the  portfolios  are offered only to insurance  company  separate
accounts  funding   variable  life  insurance   policies  and  variable  annuity
contracts.

                                TABLE OF CONTENTS
                                -----------------

INFORMATION ABOUT THE TRUST

INVESTMENT STRATEGIES, POLICIES AND RISKS

     Fixed-Income Securities

     Restricted and Illiquid Securities

     Temporary Investments

     When-Issued and Delayed Delivery Transactions

     Repurchase Agreements

     Securities of Other Investment Companies

     Options Transactions

     Convertible Securities

     Portfolio Turnover

INVESTMENT LIMITATIONS

     Investing in Real Estate

     Buying on Margin

     Selling Short

     Issuing Senior Securities and Borrowing Money

     Lending Cash or Securities

     Underwriting

     Investing in Minerals

     Commodities or Commodity Contracts

     Concentration of Investments

     Diversification Requirements

     Investing In Issuers Whose Securities are Owned by Officers and Trustees of IMIT

     Pledging Assets

     Acquiring Securities to Exercise Control

MANAGEMENT OF THE PORTFOLIO

TRUST OWNERSHIP

INVESTMENT ADVISORY SERVICES

DISTRIBUTION OF SHARES

     Distribution Plans

ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Custodian

     Independent Auditors

BROKERAGE TRANSACTIONS

SHARES OF BENEFICIAL INTEREST

     General Information

     Voting Rights

     Massachusetts Partnership Law

PURCHASING AND REDEEMING SHARES

TAX STATUS

PERFORMANCE INFORMATION

     Performance Comparisons

INFORMATION ABOUT THE TRUST

     Jordan 25 Variable Fund ("Jordan Portfolio") is a non-diversified portfolio, and Schneider Large Cap Variable Fund ("Schneider Portfolio") is a diversified portfolio, of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end management investment company. As of the date of this Statement of Additional Information, IMIT consists of four series, IMPACT Total Return Portfolio, Schneider Large Cap Variable Fund, Jordan 25 Fund, and Jordan 25 Variable Fund.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Information concerning each portfolio's non-fundamental investment objective, investment program and the primary risks associated with that investment program are set for the prospectus under the heading "Investment Policies and Risks." There can be no assurance that any portfolio will achieve its objective. The following discussion of investment policies supplements the discussion of the investment strategies and risks set forth in the prospectus.

JORDAN PORTFOLIO AND SCHNEIDER PORTFOLIO

     Each portfolio may invest in the following investment vehicles:

     RESTRICTED AND ILLIQUID SECURITIES. The portfolios expect that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. Each portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by Trustees to be liquid.

     TEMPORARY INVESTMENTS. Each portfolio may invest in the following temporary investments for defensive purposes:

     Money Market Instruments
     ------------------------

     A portfolio may invest in the following money market instruments:

     o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

     o prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

     U.S. Government Obligations
     ---------------------------

     The types of U.S. government obligations in which a portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Federal Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis. "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the portfolio may earn income on securities it has deposited in a segregated account.

     Each portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. Each Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     REPURCHASE AGREEMENTS. Each portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under "Temporary Investments." In a repurchase agreement, a portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause a portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A portfolio might also incur disposition costs in liquidating the collateral. While the portfolios' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The portfolios will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the portfolios' investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     SECURITIES OF OTHER INVESTMENT COMPANIES. Each portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the portfolios, any investment by a portfolio in shares of another investment company would involve duplication of such expenses.

     PORTFOLIO TURNOVER.

     Although the portfolios do not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believe it is appropriate to do so in light of a portfolio's investment objective, without regard to the length of time a particular security may have been held. The portfolios will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve each portfolio's investment objective.

     In addition to the foregoing investment policies, the Jordan Portfolio is subject to the following specific investment polices:

JORDAN PORTFOLIO

     OPTIONS TRANSACTIONS. The Jordan Portfolio may purchase call options on securities that the adviser intends to include in the Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The portfolio may purchase put options to hedge against a decline in the market value of securities held in the portfolio or in an attempt to enhance return. The portfolio may write (sell) put and covered call options on securities in which it is authorized to invest.

     Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded.

     COVER REQUIREMENTS. The portfolio will not use leverage in its options strategies. Accordingly, the portfolio will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the portfolio's assets could impede portfolio management, or the portfolio's ability to meet redemption requests or other current obligations.

     OPTIONS STRATEGIES. The portfolio may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

     The portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the portfolio either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

     The portfolio may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the portfolio to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the portfolio realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

     The portfolio may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the portfolio may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a the Portfolio purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

     The portfolio may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the portfolio declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the portfolio will be obligated to sell the security at less than its market value.

     The portfolio may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the portfolio will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the portfolio would expect to suffer a loss.

     OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the portfolio has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

     (1) the portfolio will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

     (2) the portfolio will not write options if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

     RISKS OF OPTIONS TRADING. The portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. If the portfolio wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the portfolio may purchase a put or a call option of the same portfolio (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the portfolio may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a portfolio is unable to effect a closing purchase transaction with respect to options it has acquired, the portfolio will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the portfolio will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the portfolio may experience material losses due to losses on the option transaction itself and in the covering securities.

     In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

     (1) The value of an option position will reflect, among other things, the current market price of the underlying security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets.

     (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the portfolio is exercised or unless a closing transaction is effected with respect to that position, the portfolio will realize a loss in the amount of the premium paid and any transaction costs.

     (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

     (4) The portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                             INVESTMENT LIMITATIONS

     The investment objectives of the portfolios and certain investment limitations set forth herein are fundamental policies of the portfolios. A portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of its outstanding shares.

     Unless otherwise stated, each Portfolio is subject to the following limitations which are fundamental policies of the portfolios.

INVESTING IN REAL ESTATE
------------------------

     No portfolio will purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

BUYING ON MARGIN
----------------

     No portfolio will purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

SELLING SHORT
-------------

     No portfolio will sell securities short.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
---------------------------------------------

     No portfolio will issue senior securities, except as permitted by its investment objective and policies, and except that a portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. A portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A portfolio will not purchase any securities while any such borrowings are outstanding.

LENDING CASH OR SECURITIES
--------------------------

     No portfolio may lend any of its assets except portfolio securities; however, it is not anticipated that any of the portfolios will lend its portfolio securities.

UNDERWRITING
------------

     No portfolio will underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

COMMODITIES OR COMMODITY CONTRACTS
----------------------------------

     No Portfolio will purchase or sell any commodities, or commodities contracts, including futures.

CONCENTRATION OF INVESTMENTS
----------------------------

     The Schneider Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets at the time of purchase would be invested in any one industry. However, the portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

DIVERSIFICATION OF INVESTMENTS
------------------------------

     With respect to 75% of its assets, the Schneider Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, nor will the Schneider Portfolio acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Schneider Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

     The following limitations are non-fundamental policies, which means that they may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Each portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.

                           MANAGEMENT OF THE PORTFOLIO

     IMIT and the portfolios are managed by a Board of Trustees. The Trustees appoint officers to the portfolios, and oversee the management and operations of the portfolios. Officers and Trustees are listed with their addresses, birth dates, present positions with IMIT, and principal occupations.

     Name:               Charles R. Clark*
     Birthdate:          November 16, 1959
     Address:            333 West Vine Street, Suite 206
                         Lexington, KY 40507Position with
     Position with
     Portfolio:          Chairman of the Board of Trustees
     Occupation:         Chief  Market  Analyst and Senior  Assistant  Portfolio
                         Manager of Jordan American  Holdings,  Inc. since 1993.
                         Vice President of Equity Assets Management,  Inc. since
                         2001.  Vice-President of IMPACT Financial Network, Inc.
                         since 1993.

     Name:               A.J. Elko*
     Birthdate:          September 4, 1963
     Address:            333 West Vine Street, Suite 206
                         Lexington, KY 40507
     Position with
     Portfolio:          President, Treasurer and Secretary
     Occupation:         Chief Operating  Officer and Chief Financial Officer of
                         Jordan  American   Holdings,   Inc.  since  1999.  Vice
                         President of Equity Assets Management, Inc. since 2001.
                         Vice President of IMPACT  Financial  Network,  Inc. and
                         Impact Administrative  Services, Inc. since 1999. Chief
                         Operating   Manager   and   founder  of  A.J.   Elko  &
                         Associates, LLC, (a tax planning and tax preparation services company) since 1995. President and co-founder of Tummino Construction, Inc. (a general contractor) since 1996.

     Name:               Oleen Eagle
     Birthdate:          September 28, 1930
     Address:            3215 Chestnut Street
                         Murrysville, PA 15668
     Position with
     Portfolio:          Trustee
     Occupation:         President of Cornerstone  TeleVision  since 1987,  Vice
                         President   and   General    Manager   of   Cornerstone
                         TeleVision,  1976-1987, President and Director of Group
                         C (a for profit subsidiary of Cornerstone TeleVision) since 1991, Vice President and Director of Christian
                         Advance International (a nonprofit Christian missionary organization) since 1985.

     Name:               Gerald L. Bowyer
     Birthdate:          August 31, 1962
     Address:            820 Pine Hollow Road
                         McKees Rocks, PA 15136
     Position with
     Portfolio:          Trustee
     Occupation:         President, Allegheny Institute (a non-partisan research
                         and educational institute) since 1994; host of "Focus on the Issues," a syndicated public affairs television program originating on WPCB, Cornerstone TeleVision.

     Name:               Steven J. Fellin*
     Birth date:         April 1, 1965
     Address:            460 E. Swedesford Rd, Suite 1080
                         Wayne, PA 19087
     Position with
     Portfolio:          Trustee
     Occupation:         Vice President and Chief Financial Officer of Schneider
                         Capital Management since 1998. Assistant Vice President
                         of Schneider  Capital  Management since 1997. From July
                         1995 through  October of 1997, he was a Senior  Manager
                         of   Fund   Accounting   and   Administration   at  SEI
                         Investments.

     * An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.

     Trustees who are not interested persons of IMIT or the adviser receive compensation of $500 per meeting attended. For the fiscal year ended September 30, 2000, the non-interested trustees of IMIT received the following compensation:

Independent                Compensation               Total Compensation
Trustee                    from IMIT                  from IMIT
-------                    ---------                  ---------

Oleen Eagle                $2,000                     $2,000
Gerald L. Bowyer           $2,000                     $2,000

                                 TRUST OWNERSHIP

     As of __________ , 2000, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

                          INVESTMENT ADVISORY SERVICES

     Schneider Capital Management ("Schneider Capital") is the investment adviser of the Schneider Portfolio, and Equity Assets Management, Inc. ("EAM"), a wholly owned subsidiary of Jordan American Holdings Inc, is the investment adviser of the Jordan Portfolio. W. Neal Jordan is considered to be a control person of EAM because he owns more than 25% of Jordan American Holdings, Inc.'s voting stock. Mr. Jordan is the founder, Senior Portfolio Manager and Chief Investment Officer of EAM.

     Schneider Capital is a Pennsylvania corporation and is employee owned. Arnold C. Schneider III is considered to be a control person of Schneider Capital because he owns more than 25% of Schneider Capital's voting stock.

     Pursuant to an investment advisory agreement between Schneider Capital and the Trust, the Schneider Portfolio pays Schneider Capital an advisory fee which on an annual basis equals 0.60% of the portfolio's average daily net assets for services to the portfolio

     Pursuant to a separate investment advisory agreement, the Jordan Portfolio pays EAM an advisory fee which on an annual basis equals 0.60% of the portfolio's average daily net assets for its services to the Jordan Portfolio.

                             DISTRIBUTION OF SHARES

     IMIT has entered into a distribution agreement with IMPACT Financial Network, Inc. ("IFNI") in which IFNI is the principal distributor of shares of IMIT. IFNI is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487. IFNI is a Florida corporation, and is a wholly-owned subsidiary of JAHI. IFNI does not receive any fee or other compensation except as described under "Distribution Plans" and "Brokerage Transactions" herein.

Distribution Plans
------------------

     The portfolios have adopted Rule 12b-1 Plans (the "Plans"), which provide that IFNI, as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of a portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of the 12b-1 fees under the Plans will be borne by the adviser without any reimbursement or payment by the portfolio.

     The Plans also provides that to the extent that a portfolio, its adviser, IFNI or other parties on behalf of the portfolio, the adviser or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the applicable Plan. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rule 2830 of the National Association of Securities Dealers, Inc.

     Other expenses of distribution and marketing in excess of the maximum amounts permitted by the plans per annum will be borne by IFNI, and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

     The Plans were approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the ("12-b-1 Trustees"). The Board determined that a Plan may be of benefit to the portfolios, the shareholders and the Trust by helping a portfolio facilitate sales of shares to increase the assets in the portfolio, and, therefore, to achieve economies of scale. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding shares of a portfolio.

     IFNI, the Portfolio's distributor has a financial interest in the operation of the Plans. Charles R. Clark, Trustee of IMIT, and Vice President of IFNI, has a direct financial interest in the operation of the Plans.

                                 CODE OF ETHICS

     IMIT, the investment advisers and IFNI each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel to invest in securities, including securities that may be purchased or sold by the portfolios, subject to preclearance by IMIT's Compliance Officer and certain other conditions.

      ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     IMPACT Administrative Services, Inc., ("IASI"), 333 West Vine Street, Suite 206, Lexington, KY, 40507, is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the portfolios. IASI is a wholly-owned subsidiary of JAHI., the adviser. The fee paid to IASI for services is 0.15% of each portfolio's average net assets. IASI provides all administrative services to the portfolios other then those relating to the investment portfolio of the portfolios. IASI also provides the portfolios' transfer agency services and provides fund accounting services to the portfolios.

CUSTODIAN
---------

     The custodian  for the  securities  and cash of IMIT and the  portfolios is
Fifth  Third  Bank,  38  Fountain  Square  Plaza,  Cincinnati,   OH  45263.  The
custodian's fee is paid by IASI from its administrative services fee.

INDEPENDENT AUDITORS
--------------------

     Spicer,   Jeffries  &  Co.  serves  as  the  independent  auditor  for  the portfolios. The auditor's fees are paid by IASI from the administrative services fee.

                             BROKERAGE TRANSACTIONS

     The adviser, when effecting the purchases and sales of portfolio securities for the account of a portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolios or the adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The adviser may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the adviser in connection with the Portfolios. Brokerage may also be allocated to dealers in consideration of a portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

     Some securities considered for investment by a portfolio may also be appropriate for other clients served by the adviser. If purchases or sales of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the adviser, and the results of such allocations, are subject to periodic review by the Portfolios' Board of Trustees.

     It is anticipated that the majority of the Jordan Portfolio's brokerage transactions will be executed by IFNI, an affiliate of the portfolio's adviser.

                          SHARES OF BENEFICIAL INTEREST

GENERAL INFORMATION

     IMIT is a Massachusetts business trust. IMIT's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has four series of shares. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, a portfolio's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a portfolio are entitled to receive the assets available for distribution belonging to a portfolio. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the portfolio" means the consideration received by a portfolio upon the issuance or sale of shares in the portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds.

VOTING RIGHTS

     The  participating   insurance  companies  and  their  respective  separate
accounts are the shareholders of the portfolios. As shareholders of the portfolios, they have certain voting rights. Each share of a portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. Shares of all the portfolios of IMIT will be able to vote on the election of Trustees and in certain trust matters. Only holders of shares of a particular portfolio or share class will be able to vote on matters relating solely to that portfolio or share class.

     As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.

     Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the investment advisory agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

     In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                         PURCHASING AND REDEEMING SHARES

     Each portfolio ordinarily effects orders to purchase and redeem shares at the portfolio's next computed net asset value after it receives an order. Insurance companies participating in each portfolio serves as the portfolio's designee for receiving orders of separate accounts that invest in the portfolio. Each portfolio currently offers shares only to insurance company separate accounts. In the future, the portfolios may offer their shares to pension and retirement plans that qualify for special federal income tax treatment.

     The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the portfolios. A portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

                                   TAX STATUS

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for this treatment, a portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

     Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by a portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the portfolio Shares.

     Since each portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to variable annuity contract holders and variable life insurance policy holders. For this information, variable annuity contract holders and variable life insurance policy holders should consult the applicable prospectus of the separate account of the participating insurance company or their tax advisers.

                             PERFORMANCE INFORMATION

     From time to time, the portfolios may advertise their respective total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

     Total return represents the change, over a specific period of time, in the value of an investment in a portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

     The average annual total return for shares of a portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

     Average annual total return quotations used in a portfolio's advertising and promotional materials are calculated according to the following formula:

                                        n
                                P(1 + T)  = ERV

     Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
-----------------------

     The performance of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates and market value of portfolio securities;

     o    changes in the Portfolio's expenses; and

     o    various other factors.

     A portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.

     To help investors evaluate how a portfolio might satisfy their investment objective, advertisements regarding a portfolio may discuss total return for a portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     o    Standard & Poor's 500 Composite Stock Price Index

     o    Russell 1000 Index

     o    Russell 1000 Value Index

                                     PART C
                                Other Information

Item 23.  Exhibits
      a.  Declaration of Trust dated December 18, 1996*
      b.  By-Laws*
      c.  Article III of the Declaration of Trust*
      d.  (i)   Amended and Restated  Investment  Advisory  Agreement for Impact
                Total Return Portfolio***
          (ii)  Form of Sub-Investment Advisory Agreement with Schneider Capital
                Management for Impact Total Return Portfolio*****
          (iii) Form of Investment Advisory Agreement with respect to the Jordan
                25 Fund - filed herewith
          (iv)  Form  of  Investment  Advisory Agreement  with  respect  to  the
                Schneider Large Cap Variable Fund - filed herewith
          (v)   Form of Investment Advisory Agreement with respect to the Jordan
                25 Variable Fund -filed herewith
      e.  Amended and Restated Underwriting Agreement***
      f.  Inapplicable
      g.  Form of Custody Agreement**
      h.  (i)   Administrative Services Agreement***
          (ii)  Form of Amendment to Administrative Services Agreement****
          (iii) Mutual Fund Services Agreement***
      i.  Opinion and Consent of Counsel**
      j.  Not Applicable
      k.  Not Applicable
      l.  Subscription Agreement**
      m.  Distribution Plans pursuant to Rule 12b-1
          (i)   Retail Class***
          (ii)  Form of Amendment to Retail Class****
          (iii) Form of 12b-1 Plan for Traditional Class****
          (iv)  Form of 12b-1 Plan for Wholesale Class****
      n.  (i)   Rule 18f-3 Plan for Impact Total Return Portfolio****
          (ii)  Rule 18f-3 Plan for Jordan 25 Fund - filed herewith
      o.  Inapplicable
      p.  Codes of Ethics -filed herewith

* Incorporated by reference to IMIT's Registration Statement on Form N-1A, which was filed via EDGAR on February 18, 1997.

** Incorporated by reference to Pre-Effective Amendment No. 2 which was filed via EDGAR on June 26, 1997.

*** Incorporated by reference to Post-Effective Amendment No. 3, which was filed via EDGAR on April 3, 1998.

**** Incorporated by reference to Post-Effective Amendment No. 4, which was filed via EDGAR on February 16, 1999.

*****Incorporated by reference to Post-Effective Amendment No. 5, which was filed via EDGAR on April 30, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant - Inapplicable

Item 25.  Indemnification

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Portfolio" and to the section of the Statement of Additional Information captioned "Investment Advisers". Charles R. Clark, Trustee and officer of IMIT and A.J. Elko, Officer of IMIT are officers of the advisor. The advisor has engaged, and is currently engaged, in providing financial advisory services for individual investors as well as common trust funds.

     No director or officer of the advisor has engaged in any other business during the past two years; on

Item 27.  Principal Underwriters

          (a)  Inapplicable

          (b) The following is certain information with respect to the officers and directors of IMPACT Financial Network, Inc., the principal distributor for IMIT:

                                      Positions and         Positions and
                                      Offices with          Offices with
Name and Address                      Underwriter           Registrant
----------------                      -----------           ----------

W. Neal Jordan
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487           President             None

Charles R. Clark
333 West Vine Street, Suite 206
Lexington, KY 40507                   Vice-President        Trustee and Chairman

A.J. Elko
333 West Vine Street, Suite 206
Lexington, KY 40507                   Vice-President        President, Treasurer
                                                            and Secretary

          (c)  Inapplicable.

Item 28.  Location of Accounts and Records

     All such  accounts,  books and other  documents  are  maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one or more of the following locations:

     Registrant, 333 West Vine Street, Suite 206, Lexington, KY 40507,

     EAM, Inc., 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487,

     IMPACT Administrative Services, Inc., 333 West Vine Street, Suite 206, Lexington, KY 40507

     IMPACT Administrative Services, Inc., Shared Service Center, 2933 Jack's Run Road, White Oak, PA 15131

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 29.  Management Services

     Inapplicable

Item 30.  Undertakings

          (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lexington and the Commonwealth of Kentucky on the 24th day of October, 2000.

                                        Impact Management Investment Trust

                                        By: /s/ A.J. Elko
                                                President

     Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                         Date

/s/ Charles R. Clark*           Chairman of the               October 24, 2000
Charles R. Clark                Board of Trustees

/s/ A.J. Elko*                  President, Treasurer and      October 24, 2000
A.J. Elko                       Secretary

/s/ Oleen Eagle*                Trustee                       October 24, 2000
Oleen Eagle

/s/ Gerald L. Bowyer*           Trustee                       October 24, 2000
Gerald L. Bowyer

/s/ Steven J. Fellin*           Trustee                       October 24, 2000
Steven J. Fellin

* By /s/ Charles R. Clark
     Charles R. Clark
     Attorney-in-fact  (pursuant to power of attorney)

                                INDEX TO EXHIBITS

Item 23(d)iii-vi    Forms of Investment Advisory Agreements

Item 23(n)ii        Rule 18f-3 Plan for Jordan 25 Fund

Item 23(p)          Codes of Ethics